UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Hovde Capital Advisors LLC
Address    1826 Jefferson Place, NW
           Washington, D.C. 20036

Form 13F File Number: 028-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Edward J. Chrzanowski
Title   Assistant Secretary
Phone   (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Edward J. Chrzanowski            Washington, D.C.        May 14, 2011
-------------------------------      ----------------        ------------
       [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      37
Form 13F Information Table Value Total:      $132,824  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                TITLE OF                 VALUE       SHRS OR           INVESTMENT     OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS        CUSIP     (x$1000)     PRN AMT  SH/PRN   DISCRETION   MANAGERS  SOLE   SHARED   NONE
    --------------               -----        -----     --------     -------  ------   ----------   --------  ----   ------   ----
AGREE REALTY CORP                  COM      008492100   $  5,870     262864     SH        SOLE        NONE            262864
ALLSTATE CORP                      COM      020002101   $  3,541     115976     SH        SOLE        NONE            115976
ANWORTH MORTGAGE ASSET CORP        COM      037347101   $  1,913     254772     SH        SOLE        NONE            254772
BB&T CORP                          COM      054937107   $  4,129     153835     SH        SOLE        NONE            153835
BENEFICIAL MUTUAL BANCORP IN       COM      08173R104   $  1,839     223892     SH        SOLE        NONE            223892
CISCO SYSTEMS INC                  COM      17275R102   $  3,853     246800     SH        SOLE        NONE            246800
DISCOVER FINANCIAL SERVICES        COM      254709108   $    990      37000     SH        SOLE        NONE             37000
FIRST MERCHANTS CORP               COM      320817109   $  1,376     153956     SH        SOLE        NONE            153956
FOX CHASE BANCORP INC              COM      35137T108   $    632      46638     SH        SOLE        NONE             46638
HERITAGE FINANCIAL CORP            COM      42722X106   $  2,567     198505     SH        SOLE        NONE            198505
HORACE MANN EDUCATORS              COM      440327104   $    629      40300     SH        SOLE        NONE             40300
INVESCO MORTGAGE CAPITAL           COM      46131B100   $  1,897      89785     SH        SOLE        NONE             89785
KB HOME                            COM      48666K109   $  2,787     285000     SH        SOLE        NONE            285000
KNIGHT CAPITAL GROUP INC-A         CL A     499005106   $  3,734     338800     SH        SOLE        NONE            338800
KEYCORP                            COM      493267108   $  8,055     967001     SH        SOLE        NONE            967001
LAKELAND FINANCIAL CORP            COM      511656100   $    634      28503     SH        SOLE        NONE             28503
MFA FINANCIAL INC                  COM      55272X102   $  1,875     233188     SH        SOLE        NONE            233188
M/I HOMES INC                      COM      55305B101   $  4,319     352283     SH        SOLE        NONE            352283
MONTPELIER RE HOLDINGS LTD         SHS      G62185106   $  1,737      96500     SH        SOLE        NONE             96500
MORGAN STANLEY                   COM NEW    617446448   $  4,360     189466     SH        SOLE        NONE            189466
MGIC INVESTMENT CORP               COM      552848103   $    527      88600     SH        SOLE        NONE             88600
ANNALY CAPITAL MANAGEMENT IN       COM      035710409   $    639      35410     SH        SOLE        NONE             35410
OCEAN SHORE HOLDING CO             COM      67501R103   $  3,251     269129     SH        SOLE        NONE            269129
PEOPLE'S UNITED FINANCIAL          COM      712704105   $  5,293     393850     SH        SOLE        NONE            393850
EPLUS INC                          COM      294268107   $ 24,189     914872     SH        SOLE        NONE            914872
PNC FINANCIAL SERVICES GROUP       COM      693475105   $  9,010     151156     SH        SOLE        NONE            151156
PRUDENTIAL FINANCIAL INC           COM      744320102   $  4,777      75125     SH        SOLE        NONE             75125
REINSURANCE GROUP OF AMERICA     COM NEW    759351604   $  5,335      87656     SH        SOLE        NONE             87656
SELECTIVE INSURANCE GROUP          COM      816300107   $  1,769     108750     SH        SOLE        NONE            108750
SIMON PROPERTY GROUP INC           COM      828806109   $  5,664      48730     SH        SOLE        NONE             48730
STATE STREET CORP                  COM      857477103   $  4,584     101674     SH        SOLE        NONE            101674
SUFFOLK BANCORP                    COM      864739107   $  1,829     131048     SH        SOLE        NONE            131048
TCF FINANCIAL CORP                 COM      872275102   $  2,417     175134     SH        SOLE        NONE            175134
UNITRIN INC                        COM      913275103   $  2,798      94293     SH        SOLE        NONE             94293
UNIVEST CORP OF PENNSYLVANIA       COM      915271100   $  1,190      76127     SH        SOLE        NONE             76127
WASHINGTON BANKING CO              COM      937303105   $    511      38683     SH        SOLE        NONE             38683
WILSHIRE BANCORP INC               COM      97186T108   $  2,302     783100     SH        SOLE        NONE            783100
                                                        $132,824